Employee Stock Incentive Plans - Schedule of general terms of grants under stock option plans and restricted stock unit option plans (Detail) - Employee stock option plans and restricted stock unit option [member]
	Mar. 31, 2019 INR (₨) mo	Mar. 31, 2018 INR (₨) mo	Mar. 31, 2017 INR (₨) mo
Exercise Price Rs. 480.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options			20,181
Weighted average exercise price	₨ 480.20	₨ 480.20	₨ 480.20
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	17,607,463	13,543,997	7,952,083
Weighted average remaining life (Months) | mo	24	27	19
Weighted average exercise price	₨ 2.00	₨ 2.00	₨ 2.00
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	14,446,790	10,199,054	5,288,783
Weighted average remaining life (Months) | mo	26	28	24
Weighted average exercise price	₨ 0.03	₨ 0.03	₨ 0.03